Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (VODA and VOCRA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance [Abstract]
Balance at January 1,	$ 847	$ 975	$ 1,108
Amortization	(75)	(82)	(84)
Effect of foreign currency translation	(53)	(46)	(49)
Balance at December 31,	719	847	975
Accumulated amortization	$ 575	$ 500	$ 418